Share-based Compensation (Details 3) In Thousands, except Share data, unless otherwise specified	12 Months Ended									0 Months Ended	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Non-employees Unvested RSUs USD ($)	Dec. 31, 2014 Non-employees Unvested RSUs CNY	Dec. 31, 2013 Non-employees Unvested RSUs USD ($)	Dec. 31, 2013 Non-employees Unvested RSUs CNY	Dec. 31, 2012 Non-employees Unvested RSUs USD ($)	Dec. 31, 2012 Non-employees Unvested RSUs CNY	Mar. 11, 2014 Founder Unvested RSUs USD ($)	Dec. 31, 2014 Founder Unvested RSUs CNY
Number of Shares
Unvested at the beginning of the year (in shares)				30,000	30,000
Granted (in shares)				389,965	389,965	107,992	107,992	263,770	263,770	93,780,970
Vested (in shares)				(5,000)	(5,000)	(77,992)	(77,992)	(263,770)	(263,770)
Unvested at the end of the year (in shares)				414,965	414,965	30,000	30,000
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share)				$ 3.96
Granted (in dollars per share)				$ 7.89		$ 3.96		$ 3.67
Vested (in dollars per share)				$ 3.96		$ 3.96		$ 3.67		$ 6.3
Unvested at the end of the year (in dollars per share)				$ 7.65		$ 3.96
Additional disclosures
Share-based compensation expenses recognized	4,249,548	261,173	225,039		15,917		1,900		6,170		3,685,041
Unrecognized share-based compensation expense related to awards other than options					14,090
Weighted-average period over which share-based compensation expense is expected to be recognized				2 years 9 months 18 days	2 years 9 months 18 days
Grant date fair value				$ 3.96		$ 3.96		$ 3.67		$ 6.3